SHARE-BASED COMPENSATION - Compensation expenses (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2022 CNY (¥)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 CNY (¥)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 CNY (¥)	Dec. 31, 2020 USD ($)
SHARE-BASED COMPENSATION
Sharebased compensation related to share options	¥ 2,425,249		¥ 1,538,287		¥ 2,252,589
Tax Benefit From Compensation Expense | $		$ 0		$ 0		$ 0
Cost of revenues [Member]
SHARE-BASED COMPENSATION
Sharebased compensation related to share options	356,844	51,738	406,131		511,637
Sales and marketing expenses [Member]
SHARE-BASED COMPENSATION
Sharebased compensation related to share options	121,396	17,601	110,446		77,574
General and administrative expenses [Member]
SHARE-BASED COMPENSATION
Sharebased compensation related to share options	1,659,755	240,641	595,732		1,131,335
Research and development expenses [Member]
SHARE-BASED COMPENSATION
Sharebased compensation related to share options	287,254	$ 41,648	425,978		532,043
Employee Stock Option [Member]
SHARE-BASED COMPENSATION
Sharebased compensation related to share options	970,551		1,504,025		2,252,589
Restricted Stock Units (RSUs) [Member]
SHARE-BASED COMPENSATION
Sharebased compensation related to share options	361,071		34,262		0
Share-based compensation related to restricted shares (c)
SHARE-BASED COMPENSATION
Sharebased compensation related to share options	¥ 1,093,627		¥ 0		¥ 0